COMMITMENTS AND CONTINGENCIES - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding	9 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($) contract	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Other Commitments [Line Items]
Remaining term (in years)	6 years
Extension term (in years)	1 year
Future minimum payments	$ 409,573
Rent expense	$ 326,484	$ 498,750	$ 487,028
Ballast Water Treatment Contracts [Member]
Other Commitments [Line Items]
Number of contracts entered | contract	11
Total cost of contracts	$ 11,440,000
Unpaid amount of contracts	9,000,000
Due in 2019	5,584,000
Due in 2020	416,000
Amount paid on contracts	$ 2,220,000
Scrubber Contracts [Member]
Other Commitments [Line Items]
Number of contracts entered | contract	2
Total cost of contracts	$ 4,700,000
Unpaid amount of contracts	4,230,000
Due in 2019	2,538,000
Due in 2020	1,692,000
Amount paid on contracts	$ 846,000